Taxes (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax savings	$ 0	$ 0
Income tax expenses	0	$ 38,125
Net operating loss carryforward	22,000,000.0		$ 21,700,000
Allowance for doubtful accounts	5,400,000		5,800,000
Deferred tax assets net of deferred tax liabilities	$ 4,200,000		$ 4,000,000.0